UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust, Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock Insured Municipal Term Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE   LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

JUNE 30, 2009 | (UNAUDITED)

BlackRock Insured Municipal Term Trust Inc. (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock New York Municipal 2018 Term Trust (BLH)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JUNE 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses — and more — between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009	6-month	12-month

US equities (S&P 500 Index)	3.16%	(26.21)%

Small cap US equities (Russell 2000 Index)	2.64	(25.01)

International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.92	(1.91)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of June 30, 2009	BlackRock Insured Municipal Term Trust Inc.

Investment Objective

BlackRock Insured Municipal Term Trust Inc. (BMT) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $10 per share (the initial offering price per share) to investors on or about December 31, 2010. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended June 30, 2009, the Trust returned 3.20% based on market price and 2.29% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 24.34% based on market price and 14.50% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust is being managed to achieve a goal of returning $10 per share to its shareholders on December 31, 2010. Performance was reflective of the short-term nature of bonds held, and no outstanding leverage. The Trust benefited from a high book yield, which allowed the dividend to be maintained for the period as interest rates declined sharply.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BMT
Initial Offering Date	February 20, 1992
Termination Date (on or about)	December 31, 2010
Yield on Closing Market Price as of June 30, 2009 ($10.30)[1]	3.54%
Tax Equivalent Yield[2]	5.45%
Current Monthly Distribution per Common Share[3]	$0.030417
Current Annualized Distribution per Common Share[3]	$0.365004

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	6/30/09	12/31/08	Change	High	Low

Market Price	$10.30	$10.16	1.38%	$10.35	$10.10
Net Asset Value	$10.36	$10.31	0.48%	$10.43	$10.31

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocation

	6/30/09	12/31/08

County/City/Special District/School District	39%	39%
Utilities	34	33
State	15	15
Health	9	9
Transportation	2	2
Education	1	2

Credit Quality Allocation[4]

	6/30/09	12/31/08

AAA/Aaa	35%	33%
AA/Aa	41	55
A/A	20	10
BBB/Baa	3	—
Not Rated[5]	1	2

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2009, and December 31, 2008, the market value of these securities was $3,724,752 representing 1% and $3,733,554 representing 1%, respectively, of the Trust’s long-term investments.

4	SEMI-ANNUAL REPORT	JUNE 30, 2009

Trust Summary as of June 30, 2009	BlackRock Municipal 2018 Term Trust

Investment Objective

BlackRock Municipal 2018 Term Trust (BPK) (the “Trust”) seeks to provide monthly income that is exempt from regular federal income tax and to return $15 per share (the initial offering price) to investors on or about December 31, 2018. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended June 30, 2009, the Trust returned 18.21% based on market price and 16.04% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 29.75% based on market price and 18.36% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust is being managed to achieve a goal of returning $15 per share to shareholders on December 31, 2018. Therefore, the Trust will mostly invest in issues closer to the termination date, and performance will reflect the generally shorter positioning. On the whole, performance for the first half of 2009 was primarily influenced by a sharp decline in interest rates, which pushed prices of bonds higher and benefited the Trust’s absolute performance. Prices rose more on the long end of the curve, so the Trust’s shorter positioning negatively influenced performance relative to its Lipper peers. Additionally, the Trust’s high yield and health care sector allocations outperformed, as spreads began to close relative to high-grade issues. As short rates declined, the cost of maintaining leverage declined, increasing the Trust’s income and allowing the dividend to increase, beginning with the July 1, 2009 distribution to shareholders.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BPK
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2009 ($14.86)[1]	6.30%
Tax Equivalent Yield[2]	9.69%
Current Monthly Distribution per Common Share[3]	$0.078
Current Annualized Distribution per Common Share[3]	$0.936
Leverage as of June 30, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and Tender Option Bond Trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 8.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	6/30/09	12/31/08	Change	High	Low

Market Price	$14.86	$12.97	14.57%	$15.20	$12.92
Net Asset Value	$13.08	$11.63	12.47%	$13.33	$11.63

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocation

	6/30/09	12/31/08

Health	24%	25%
Corporate	22	21
County/City/Special District/School District	17	17
Housing	11	11
Transportation	8	7
State	7	7
Education	5	6
Utilities	5	4
Tobacco	1	2

Credit Quality Allocation[5]

	6/30/09	12/31/08

AAA/Aaa	22%	22%
AA/Aa	14	22
A/A	21	12
BBB/Baa	23	23
BB/Ba	2	2
B/B	4	3
CCC/Caa	3	3
Not Rated[6]	11	13

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2009, and December 31, 2008 the market value of these securities was $23,600,183 representing 7% and $2,825,529 representing 1%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JUNE 30, 2009	5

Trust Summary as of June 30, 2009	BlackRock California Municipal 2018 Term Trust

Investment Objective

BlackRock California Municipal 2018 Term Trust (BJZ) (the “Trust”) seeks to provide monthly income that is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended June 30, 2009, the Trust returned 27.52% based on market price and 13.91% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 25.61% based on market price and 15.03% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The Trust is being managed to achieve a goal of returning $15 per share to its shareholders on December 31, 2018. Therefore, the Trust will mostly invest in issues closer to the termination date, and performance will reflect the generally shorter positioning. The Trust benefited from a sharp decline in interest rates during the first half of the period, which moved prices for the securities higher. As short rates declined, the cost of maintaining leverage declined, increasing the Trust’s income and allowing an increase to the dividend, beginning with the July 1, 2009 distribution to shareholders.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BJZ
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2009 ($14.40)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.072
Current Annualized Distribution per Common Share[3]	$0.864
Leverage as of June 30, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 8.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	6/30/09	12/31/08	Change	High	Low

Market Price	$14.40	$11.60	24.14%	$15.25	$11.50
Net Asset Value	$13.24	$11.94	10.89%	$13.48	$11.94

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocation

	6/30/09	12/31/08

County/City/Special District/School District	24%	23%
State	22	23
Transportation	17	16
Health	13	12
Utilities	8	9
Corporate	8	8
Housing	5	6
Education	3	3

Credit Quality Allocation[5]

	6/30/09	12/31/08

AAA/Aaa	22%	23%
AA/Aa	25	31
A	24	20
BBB/Baa	24	21
Not Rated[6]	5	5

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2009 and December 31, 2008, the market value of these securities were $3,400,640 representing 2% and $3,201,320 and 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	JUNE 30, 2009

Trust Summary as of June 30, 2009	BlackRock New York Municipal 2018 Term Trust

Investment Objective

BlackRock New York Municipal 2018 Term Trust (BLH) (the “Trust”) seeks to provide monthly income that is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended June 30, 2009, the Trust returned 16.22% based on market price and 9.77% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 33.23% based on market price and 17.27% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust is being managed to achieve a goal of returning $15 per share to its shareholders on December 31, 2018. Therefore, the Trust will mostly invest in issues closer to the termination date, and performance will reflect the generally shorter positioning. The Trust benefited on an absolute basis from a sharp decline in interest rates during the first half of the period, which moved prices for the securities higher. Prices rose more on the long end of the curve, so the Trust’s shorter positioning negatively influenced performance relative to its Lipper peers. As short rates declined, the cost of maintaining leverage declined, increasing the Trust’s income and allowing an increase to the dividend, beginning with the July 1, 2009 distribution to shareholders.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BLH
Initial Offering Date	October 26, 2001
Termination Date (on or about)	December 31, 2018
Yield on Closing Market Price as of June 30, 2009 ($15.80)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Leverage as of June 30, 2009[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 8.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	6/30/09	12/31/08	Change	High	Low

Market Price	$15.80	$13.97	13.10%	$15.90	$13.97
Net Asset Value	$14.72	$13.78	6.82%	$15.00	$13.78

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocation

	6/30/09	12/31/08

County/City/Special District/School District	24%	25%
Education	15	16
Transportation	14	11
State	11	11
Health	10	10
Tobacco	9	10
Housing	6	7
Corporate	6	6
Utilities	5	4

Credit Quality Allocation[5]

	6/30/09	12/31/08

AAA/Aaa	27%	24%
AA/Aa	28	38
A	15	13
BBB/Baa	22	20
B/B	4	4
Not Rated	4 [6]	1

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2009, the market value of these securities were $3,607,122 representing 4% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JUNE 30, 2009	7

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, certain Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect each Trust’s NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Trusts may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Trusts. The Trusts will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of June 30, 2009, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock Municipal 2018 Term Trust	40%
BlackRock California Municipal 2018 Term Trust	39%
BlackRock New York Municipal 2018 Term Trust	37%

8	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	BlackRock Insured Municipal Term Trust Inc. (BMT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.9%
Alabama State Federal Highway Finance Authority, RB, GAN, Series A (MBIA), 4.50%, 3/01/11	$1,410	$1,472,971
Birmingham Jefferson Civic Center Authority, Alabama, Special Tax, Refunding, Series A (FSA), 4.38%, 1/01/11	1,000	998,630

		2,471,601

Alaska — 2.8%
City of Anchorage Alaska, GO, Series B (MBIA), 4.63%, 7/01/10	6,000	6,242,340
University of Alaska, RB, General, Series K (MBIA), 3.75%, 10/01/10	1,260	1,297,258

		7,539,598

Arizona — 0.4%
City of Mesa Arizona, GO, Refunding, Series A (MBIA), 3.75%, 7/01/10	1,030	1,058,294

California — 4.5%
California State Department of Water Resources, RB, Series A:
(AMBAC), 3.60%, 5/01/10	5,000	5,110,450
(MBIA), 3.70%, 5/01/11	3,500	3,635,905
Los Angeles County Capital Asset Leasing Corp., California, RB, Refunding (AMBAC), 6.05%, 12/01/10	3,065	3,231,399
State of California, GO (MBIA), 6.80%, 11/01/10	145	147,448

		12,125,202

Colorado — 1.3%
Weld County School District No. 6 Greeley, GO, Refunding (FSA), 3.75%, 12/01/10	3,245	3,373,534

Delaware — 0.4%
Delaware River & Bay Authority, RB (MBIA), 3.75%, 1/01/11	1,015	1,044,983

District of Columbia — 4.0%
District of Columbia, GO, Refunding, Series B (FSA), 5.50%, 6/01/11	10,000	10,739,300

Florida — 2.9%
City of Tampa Florida, RB, Refunding (FSA), 5.50%, 10/01/10	2,320	2,449,294
Polk County School District, RB (FSA), 5%, 10/01/10	5,000	5,224,200

		7,673,494

Hawaii — 0.4%
University of Hawaii, RB, Series A (MBIA), 3.88%, 7/15/10	1,000	1,027,370

Municipal Bonds	Par (000)	Value

Illinois — 12.9%
Chicago Park District, Illinois, GO, Refunding, Parking Revenues, Series A (FGIC), 3.50%, 1/01/10 (a)	$2,120	$2,152,012
City of Chicago Illinois, GO, Project & Refunding, Series A (a):
(AMBAC), 4.38%, 1/01/11	3,880	4,080,208
(MBIA), 5.00%, 1/01/11	1,150	1,220,046
City of Chicago Illinois, GO, Project & Refunding, Series A:
(AMBAC), 4.38%, 1/01/11	120	125,126
(MBIA), 5.00%, 1/01/11	640	673,261
Du Page & Cook Counties Community Unit School District No. 205, Illinois, GO:
(FGIC), 4.50%, 1/01/11 (a)	315	331,840
(MBIA), 4.50%, 1/01/11	685	717,305
Du Page & Will Counties Community School District No. 204 Indian, GO (FGIC), 4.25%, 12/30/10 (a)	1,750	1,843,380
Du Page County Forest Preservation District, Illinois, GO (b):
9.82%, 11/01/10	5,000	4,910,000
6.05%, 11/01/11	11,965	11,503,749
Kane & Du Page Counties Community Unit School District No. 303, Illinois, GO, Series A (FSA), 4.00%, 1/01/11	2,265	2,361,602
State of Illinois, GO, First Series:
(FSA), 4.50%, 4/01/11	2,000	2,110,160
(MBIA), 4.50%, 2/01/11	1,500	1,571,370
Village of Orland Park Illinois, GO, Series A (MBIA), 3.50%, 12/01/10	1,025	1,061,408

		34,661,467

Indiana — 4.1%
Indiana Municipal Power Agency, Indiana, RB, Series A (AMBAC), 4.50%, 1/01/11	2,635	2,726,092
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (MBIA):
4.25%, 7/01/10	2,085	2,161,603
4.38%, 1/01/11	2,815	2,948,150
4.38%, 7/01/11	2,950	3,126,351

		10,962,196

Kansas — 0.8%
Kansas Development Finance Authority, RB, Public Water Supply Revolving Loan, 2 (AMBAC):
4.13%, 4/01/10	1,025	1,052,798
4.25%, 4/01/11	1,000	1,052,370

		2,105,168

Portfolio Abbreviations

To simplify the listings of each Trust’s holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Assurance
AGS	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	9

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust Inc. (BMT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 3.9%
Kentucky Economic Development Finance Authority, Kentucky, RB, Norton Healthcare Inc, Series B (MBIA), 4.18%, 10/01/10 (b)	$10,890	$10,403,653

Louisiana — 2.0%
Louisiana Public Facilities Authority, RB, Ochsner Clinic Foundation Project, Series A (MBIA), 4.00%, 5/15/11 (a)	5,000	5,272,600

Michigan — 1.7%
City of Detroit Michigan, GO (MBIA), 4.00%, 4/01/10	1,580	1,571,594
Wyandotte City School District, Michigan, GO, Refunding, Building & Site (FSA), 4.00%, 5/01/11	2,810	2,932,741

		4,504,335

Minnesota — 0.4%
Southern Minnesota Municipal Power Agency, RB, Series B, 5.75%, 1/01/11 (a)	1,150	1,173,115

New Jersey — 0.4%
Monmouth County Improvement Authority, RB, Governmental Loan (FSA), 3.38%, 12/01/10	1,000	1,034,950

New Mexico — 2.8%
Las Cruces School District No. 2, New Mexico, GO (FSA), 5.25%, 8/01/09 (c)	1,750	1,757,280
New Mexico Finance Authority, RB, Public Project Revolving Fund, Series A (MBIA):
4.20%, 6/01/10	1,005	1,038,266
3.40%, 6/01/11	1,258	1,306,836
4.30%, 6/01/11	950	1,003,029
New Mexico State Transportation Commission, RB, Subordinate Lien Tax, Series B (AMBAC), 4.75%, 6/15/11 (a)	2,230	2,388,821

		7,494,232

New York — 5.5%
Long Island Power Authority, RB, General, Series A (AMBAC), 5.50%, 12/01/10	8,950	9,423,276
New York State Thruway Authority, RB, Transportation, Series A (FSA), 5.00%, 3/15/11	5,000	5,310,150

		14,733,426

Ohio — 0.4%
City of Akron Ohio, GO, Refunding (MBIA), 4.00%, 12/01/10	1,000	1,041,530

Oregon — 2.9%
Washington & Clackamas Counties School District No. 23 J Tigard, Oregon, GO (MBIA):
4.00%, 6/15/10	3,820	3,949,078
4.00%, 6/15/11	3,720	3,930,068

		7,879,146

Pennsylvania — 3.3%
Pennsylvania Higher Educational Facilities Authority, RB, UPMC Health System, Series A (FSA), 5.25%, 8/01/10	7,500	7,598,775
Wilson School District, Pennsylvania, GO, Second Series (FSA), 4.00%, 5/15/10	1,250	1,287,800

		8,886,575

Municipal Bonds	Par (000)	Value

Rhode Island — 2.0%
Rhode Island Clean Water Finance Agency, Rhode Island, RB, Series A (MBIA), 6.70%, 10/01/10	$235	$238,177
Rhode Island State & Providence Plantations, GO, Refunding, Consolidated Capital Development Loan, Series B (FGIC), 4.20%, 6/01/10	5,000	5,172,600

		5,410,777

Tennessee — 0.8%
City of Clarksville Tennessee, RB, Refunding (FSA):
4.45%, 2/01/10	1,005	1,027,633
4.65%, 2/01/11	1,100	1,157,585

		2,185,218

Texas — 13.1%
Bexar Metropolitan Water District, Refunding RB (FSA):
3.70%, 5/01/10 (a)	315	323,388
3.70%, 5/01/10	770	789,612
3.80%, 5/01/11 (a)	315	330,769
3.80%, 5/01/11	775	808,650
City of Houston Texas, GO, Refunding, Public Improvement, Series A (MBIA), 5.00%, 3/01/11	5,000	5,313,350
City of Houston Texas, Refunding RB, Junior Lien, Series C (AMBAC), 4.36%, 12/01/10 (b)	10,440	10,194,451
County of Harris Texas, GO, Refunding, Tax Road, Series A (FSA), 5.00%, 10/01/10	1,500	1,577,775
Dallas Area Rapid Transit, RB, Senior Lien (AMBAC), 4.30%, 12/01/10	2,000	2,094,980
Houston Area Water Corp., RB, Northeast Water Purification Project (FGIC), 4.50%, 3/01/11 (a)	2,490	2,625,829
Katy ISD, Texas, GO, CAB, Series A, 8.96%, 2/15/11 (b)	5,550	5,413,359
Texas Municipal Power Agency, Refunding RB (MBIA), 5.50%, 9/01/10	4,000	4,186,280
University of Houston, Texas, RB, Consolidated, Series A (FSA), 4.00%, 2/15/10	1,500	1,532,805

		35,191,248

Utah — 2.5%
Intermountain Power Agency, Utah, Refunding RB, Series A (MBIA), 5.25%, 7/01/11	3,470	3,514,624
Salt Lake County Water Conservancy District, Utah, RB, CAB, Refunding, Series A (AMBAC), 13.96%, 10/01/10 (b)	3,175	3,083,433

		6,598,057

Washington — 13.2%
Benton County School District No. 17 Kennewick, Washington, GO, Refunding (FSA), 4.50%, 12/01/10	7,345	7,707,035
Chelan County School District No. 246 Wenatchee, Washington, GO (FSA), 4.50%, 12/01/10	1,000	1,049,290
City of Tacoma Washington, GO (MBIA), 4.63%, 12/01/10	1,010	1,061,510
Clark County Public Utility District No. 1, Refunding RB (AMBAC), 4.50%, 1/01/11	3,000	3,118,650
Clark County School District No. 114 Evergreen, Washington, GO (FSA), 4.13%, 12/01/10	2,040	2,130,963

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (concluded)	BlackRock Insured Municipal Term Trust Inc. (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Energy Northwest, RB:
CAB, Refunding, Series B (MBIA), 5.10%, 7/01/10 (b)	$1,300	$1,286,285
Zero Coupon, Series A (MBIA), 8.94%, 7/01/10 (a)(b)	9,160	9,076,094
Zero Coupon, Series A (MBIA), 6.46%, 7/01/10 (b)	3,745	3,683,058
Washington State, GO, Series A, 5.50%, 7/01/09 (c)	4,000	4,000,560
Whatcom County School District No. 503 Blaine, Washington, GO, Refunding (FSA), 4.50%, 12/01/10	2,280	2,393,704

		35,507,149

West Virginia — 4.0%
State of West Virginia, GO, State Road (FSA), 5.50%, 6/01/10	1,040	1,088,131
West Virginia EDA, RB, Correctional Juvenile & Pub, Series A (MBIA):
4.50%, 6/01/10	3,705	3,806,369
4.50%, 6/01/11	4,420	4,615,673
West Virginia School Building Authority, West Virginia, RB, Refunding, Capital Improvement (AMBAC), 4.00%, 7/01/11	1,170	1,218,087

		10,728,260

Wisconsin — 2.2%
City of Appleton Wisconsin, Refunding RB (FGIC), 4.38%, 1/01/11 (a)	1,045	1,098,922
State of Wisconsin, Refunding RB, Series 2 (MBIA), 4.00%, 6/01/10	4,640	4,785,742

		5,884,664

Wyoming — 2.2%
Albany County Improvements Statutory Trust, COP (MBIA):
4.00%, 1/15/10	1,325	1,345,498
4.00%, 7/15/10	1,450	1,490,035
4.00%, 1/15/11	1,480	1,529,092
4.00%, 7/15/11	1,510	1,572,982

		5,937,607

Total Long-Term Investments (Cost — $253,413,170) — 98.7%		264,648,749

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.40% (d)(e)	2,101,764	2,101,764

Total Short-Term Securities (Cost — $2,101,764) — 0.8%		2,101,764

Total Investments (Cost — $255,514,934*) — 99.5%		266,750,513
Other Assets Less Liabilities — 0.5%		1,358,656

Net Assets Applicable to Common Shares — 100.0%		$268,109,169

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$255,197,951

Gross unrealized appreciation	$11,554,190
Gross unrealized depreciation	(1,628)

Net unrealized appreciation	$11,552,562

(a)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	2,101,764	$14,668

(e)	Represents the current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$2,101,764
Level 2 — Long-Term Investments[1]	264,648,749
Level 3	—

Total	$266,750,513

[1]	See above Schedule of Investments for values in each state or political classification.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	11

Schedule of Investments June 30, 2009 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.2%
Courtland Industrial Development Board, Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$870,340
Huntsville Health Care Authority, Alabama, RB, Series A, 5.63%, 6/01/22	5,845	5,773,457

		6,643,797

Arizona — 2.8%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	4,991,419
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	867,520

		5,858,939

California — 9.3%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	1,430	1,294,436
California Pollution Control Financing Authority, Refunding RB, Series C, AMT:
Republic Services Inc. Project, 5.25%, 6/01/23	4,055	3,794,953
Waste Management Inc. Project, 5.13%, 11/01/23	6,500	5,876,455
City of Lincoln California, Special Tax, Community Facilities District No. 2003-1, 5.90%, 9/01/13 (a)	1,100	1,296,845
Clovis Unified School District, California, GO, CAB, Election of 2004, Series A (MBIA), 5.13%, 8/01/21 (b)(c)	5,425	3,170,099
Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/20	3,750	3,878,287

		19,311,075

Colorado — 4.5%
Colorado Housing & Finance Authority, Colorado, RB, Disposal, Waste Management Inc. Project, AMT, 5.70%, 7/01/18	5,000	4,822,800
Park Creek Metropolitan District, Colorado, Refunding RB, Senior, Limited Tax Property Tax, 5.25%, 12/01/20	5,010	4,495,423

		9,318,223

Connecticut — 1.2%
Mashantucket Western Pequot Tribe, RB, Sub, 144A, Series B, 5.75%, 9/01/18 (d)	3,750	2,509,275

Florida — 6.0%
Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/22	1,250	1,269,713
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	3,790	3,168,175
Pine Island Community Development District, RB, 5.30%, 11/01/10	505	482,442
Stevens Plantation Community Development District, Special Assessment, Series B, 6.38%, 5/01/13	2,270	1,784,901
Village Center Community Development District Recreational Revenue, RB, Sub-Series B, 5.88%, 1/01/15	4,890	4,743,887
Westchester Community Development District No. 1, Special Assessment, Community Infrastructure, 6.00%, 5/01/23	1,290	944,538

		12,393,656

Municipal Bonds	Par (000)	Value

Illinois — 22.2%
Centerpoint Intermodal Center Program Trust, TAN, 144A, 8.00%, 6/15/23 (d)	$1,825	$1,438,702
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, Series A:
5.00%, 1/01/19	5,000	5,102,850
5.00%, 1/01/20	3,000	3,028,170
City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.75%, 1/01/18	5,000	5,005,750
Illinois Educational Facilities Authority, RB, Educational Advancement Fund, University Center Project, 6.00%, 5/01/12 (a)	3,980	4,529,081
Illinois Finance Authority, RB:
Adventist Health System, Sunbelt Obligated, 5.50%, 11/15/09 (a)	12,500	12,864,375
MJH Education Assistance IV, Senior Series A, 5.50%, 6/01/19 (e)(f)	2,750	1,237,362
Illinois Health Facilities Authority, Refunding RB, Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	4,588,500
Illinois Sports Facilities Authority, State Tax Supported RB (g):
5.35%, 6/15/19	1,885	1,897,780
5.40%, 6/15/20	1,985	1,983,511
(AMBAC), 5.45%, 6/15/21	2,090	2,077,272
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (FSA), 5.00%, 1/01/19	2,250	2,392,470

		46,145,823

Indiana — 13.1%
City of Lawrence Indiana, Refunding RB, Housing, Pinnacle Apartments Project (FNMA), AMT, 5.15%, 6/01/24	2,895	2,896,737
Indiana Health Facility Financing Authority, Indiana, RB, Health System, Sisters Saint Francis, 5.75%, 11/01/11 (a)	13,970	15,612,593
Indianapolis Airport Authority, Refunding RB, Special Facilities, Federal Express Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,257,850
Petersburg Indiana, Refunding RB, Indiana Power & Light, 5.75%, 8/01/21	4,000	3,663,520
Vincennes Indiana, Refunding & Improvement RB, Southwest Indiana Regional, 6.25%, 1/01/24	3,915	2,904,186

		27,334,886

Kansas — 1.2%
Kansas Development Finance Authority, RB, Adventist Health, 5.00%, 11/15/18 (h)	2,500	2,581,100

Kentucky — 1.4%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,002,789

Louisiana — 1.1%
Louisiana Public Facilities Authority, RB, Department Public Safety Fire, Term Bond 1 (MBIA), 5.88%, 6/15/14	2,130	2,178,969

Maryland — 1.7%
County of Frederick Maryland, Special Tax, Urbana Community Development Authority, Series A, 5.80%, 7/01/20	4,452	3,570,994

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 0.5%
Massachusetts State Water Pollution Abatement, RB, Unrefunded Balance, MWRA Program, Sub-Series A, 6.00%, 8/01/23	$1,000	$1,012,570

Michigan — 2.2%
Michigan State Hospital Finance Authority, Hospital Refunding RB:
(Oakwood Obligated Group), Series A, 5.00%, 7/15/18	1,000	923,730
(Sparrow Obligated Group), 4.50%, 11/15/26	3,500	2,840,145
Pontiac Tax Increment Finance Authority, Michigan, TAN, Increment Development (ACA), 5.38%, 6/01/12 (a)	640	715,526

		4,479,401

Mississippi — 4.1%
County of Lowndes MS, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	8,564,130

Multi-State — 11.6%
Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (d)(i)	14,000	14,896,000
MuniMae TE Bond Subsidiary LLC (d)(i)(j):
5.20%	6,000	3,971,340
Series D, 5.90%	4,000	2,011,120
San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (d)	4,000	3,400,640

		24,279,100

Nevada — 2.8%
City of Henderson Nevada, Special Assessment, No. T-18, 5.15%, 9/01/21	1,000	404,270
Director of the State of Nevada Department of Business & Industry, RB, Republic Services Inc. Project, AMT, 5.63%, 12/01/26	5,000	4,806,600
Las Vegas Special District No. 809, Special Assessment, Summerlin Area, 5.35%, 6/01/17	1,050	698,575

		5,909,445

New Hampshire — 6.8%
New Hampshire State Business Finance Authority, PCR, Refunding:
Public Service Company Project, AMT, Series B, 4.75%, 5/01/21	6,000	5,291,280
Public Service Company of New Hampshire Project, Series C, 5.45%, 5/01/21	7,000	6,741,840
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,030,791

		14,063,911

New Jersey — 13.4%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	7,000	5,624,430
New Jersey EDA, Special Assessment, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	7,124,784
New Jersey EDA, Special Facility Revenue Bonds Continental Airlines Inc. Project, AMT:
7.00%, 11/15/30	4,065	3,252,244
7.20%, 11/15/30	6,750	5,528,385
New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,515,750

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	$1,500	$1,506,870
New Jersey State Housing & Mortgage Finance Agency, RB, Single Family Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,338,750

		27,891,213

New York — 7.4%
City of New York New York, GO, Sub-Series F-1, 5.00%, 9/01/18	7,500	7,828,050
New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	3,460	2,967,988
Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/20	4,500	4,611,600

		15,407,638

North Carolina — 3.4%
North Carolina Housing Finance Agency, North Carolina, RB, Series 28, Series A, AMT, 4.65%, 7/01/23	3,140	2,925,883
Wake County Industrial Facilities & Pollution Control Financing Authority, North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,120,040

		7,045,923

Ohio — 2.7%
American Municipal Power-Ohio Inc, RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,178,550
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	460	335,363

		5,513,913

Oklahoma — 1.1%
Tulsa Municipal Airport Trust Trustees, Oklahoma, RB, Refunding, Series A Remarketed, AMT, 7.75%, 6/01/35	2,700	2,255,688

Pennsylvania — 6.6%
Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,449,760
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGS), 5.00%, 6/01/22	1,000	1,053,120
Philadelphia Authority for Industrial Development, RB, Series B (FSA), 5.50%, 10/01/11 (a)	5,000	5,533,300
West Cornwall Township, Pennsylvania, Municipal Authority College RB, Elizabethtown College Project (a):
5.90%, 12/15/11	2,500	2,788,750
6.00%, 12/15/11	2,650	2,962,488

		13,787,418

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,567,248

South Carolina — 2.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	4,766,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	13

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 3.4%
Knox County Health Educational & Housing Facilities Board, Tennessee, RB, CAB, Refunding & Improvement, Series A (FSA), 5.63%, 1/01/19 (c)	$12,000	$7,148,040

Texas — 13.3%
Alliance Airport Authority, Texas, RB, Refunding, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	1,634,040
Birdville, Texas, Independent School District, GO, Refunding, CAB (c):
5.40%, 2/15/18	1,615	1,154,095
5.46%, 2/15/19	1,815	1,222,076
5.51%, 2/15/20	2,625	1,659,971
5.54%, 2/15/21	2,500	1,484,025
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	10,010	7,682,675
City of Dallas Texas, Refunding & Improvement RB (AGS), 5.00%, 8/15/21	2,500	2,573,350
Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A:
5.88%, 11/01/17	5,000	5,146,900
5.88%, 11/01/18	5,000	5,125,400

		27,682,532

Virginia — 1.3%
Virginia HDA, RB, Sub-Series E-2, AMT, 4.375%, 10/01/19	2,750	2,611,537

Wisconsin — 9.5%
City of Franklin Wisconsin, RB, Waste Management, AMT, 4.95%, 4/01/16	1,990	1,857,367
State of Wisconsin, RB, Series A, 5.00%, 5/01/18	1,000	1,071,460
Wisconsin Health & Educational Facilities Authority, RB, Refunding, Wheaton Franciscan Services, 6.25%, 2/15/12 (a)	10,000	11,321,100
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds, Froedtert and Community Health:
5.375%, 10/01/11 (a)	4,560	5,025,120
5.375%, 10/01/21	440	442,790

		19,717,837

Total Municipal Bonds — 161.3%		335,553,420

Municipal Bonds Transferred to Tender Option Bond Trusts (k)	Par (000)	Value

Illinois — 2.6%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.00%, 11/01/20	$5,000	$5,291,350

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.6%		5,291,350

Total Long-Term Investments (Cost — $360,373,547) — 163.9%		340,844,770

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.40% (l)(m)	3,500,811	3,500,811

Total Short-Term Securities (Cost — $3,500,811) — 1.7%		3,500,811

Total Investments (Cost — $363,874,358*) — 165.6%		344,345,581

Other Assets Less Liabilities — 0.6%		1,278,035

Liabilities for Trust Certificates, Including Interest Expense and Fees Payable — (1.8)%		(3,755,169)

Preferred Shares, at Redemption Value — (64.4)%		(133,860,448)

Net Assets Applicable to Common Shares — 100.0%		$208,007,999

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$360,005,345

Gross unrealized appreciation	$8,630,147
Gross unrealized depreciation	(28,039,911)

Net unrealized depreciation	$(19,409,764)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield at report date.

(h)	When-issued security.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption to maturity.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)

Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(12,712,829)	$22,930

(m)	Represents the current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$3,500,811
Level 2 — Long-Term Investments[1]	340,844,770
Level 3	—

Total	$344,345,581

[1]	See above Schedule of Investments for values in each state or political classification.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	15

Schedule of Investments June 30, 2009 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 128.6%

Corporate — 12.8%
California Pollution Control Financing Authority, Refunding RB:
Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	$2,030	$1,899,816
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,242,042
California Pollution Control Financing Authority, RB:
Republic Services Inc. Project, Series B, AMT, 5.25%, 6/01/23	2,020	1,893,083
Waste Management Project, Series A, Remarketed, AMT, 5.13%, 7/01/31	4,000	3,834,400

		10,869,341

County/City/Special District/ School District — 34.2%
City of Vista California, COP, Community Projects (MBIA):
5.00%, 5/01/19	1,000	1,001,470
4.75%, 5/01/21	1,115	1,074,236
Clovis Unified School District, California, GO, CAB, Election of 2004, Series A (MBIA), 5.13%, 8/01/21 (a)(b)	7,500	4,382,625
County of San Bernardino California, Special Tax, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	97,668
5.50%, 9/01/18	245	227,132
5.60%, 9/01/19	500	461,175
5.70%, 9/01/20	355	325,943
County of San Diego California, COP, MTS Tower (AMBAC), 5.25%, 11/01/19	2,980	3,000,473
Fontana Public Finance Authority, California, TAN, North Fontana Redevelopment Project, Series A (FSA), 5.25%, 9/01/18	3,395	3,559,590
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	839,551
5.85%, 6/01/22	1,040	866,278
5.90%, 6/01/23	1,000	827,710
Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/20	2,500	2,585,525
Riverside Unified School District, California, GO, Election, Series A (MBIA), 5.25%, 2/01/23	5,000	5,081,350
Santa Clara Valley Transportation Authority, RB, Series A (MBIA), 5.00%, 6/01/11 (c)	2,135	2,300,761
Stockton-East Water District, California, COP, Refunding, Series B (MBIA), 5.93%, 4/01/19 (b)	4,590	2,524,454

		29,155,941

Municipal Bonds	Par (000)	Value

California (continued)

Education — 5.2%
California Infrastructure & Economic Development
Bank, RB, J David Gladstone Institute Project, 5.50%, 10/01/20	$1,985	$2,015,470
California State Public Works Board, Refunding RB,Trustees California State University, Series A, 5.00%, 10/01/17	2,415	2,399,182

		4,414,652

Health — 20.6%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	1,891,134
California Health Facilities Financing Authority, California, RB, Health Facilities, Series Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,046,910
5.00%, 3/01/19	1,000	965,720
5.00%, 3/01/20	2,060	1,961,553
5.00%, 3/01/24	1,355	1,205,706
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I, LLC, Series A, 5.55%, 8/01/31	6,500	6,306,560
California Statewide Communities Development Authority, RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	5,000	4,191,150

		17,568,733

State — 15.8%
California State Public Works Board, Refunding RB, Series California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,003,638
State of California, GO:
5.00%, 11/01/11 (b)	4,740	5,181,958
5.00%, 11/01/20	260	253,289
Veterans, Series BZ (MBIA), AMT, 5.35%, 12/01/21	6,500	6,027,060

		13,465,945

Transportation — 27.2%
City of Long Beach California, RB, Series A (MBIA), AMT, 5.25%, 5/15/18	5,000	5,024,300
Foothill Eastern Transportation Corridor Agency, California, Refunding RB, CAB, 5.88%, 1/15/21 (b)	20,000	8,097,000
Los Angeles Harbor Department, Refunding RB, Series B (AMBAC), AMT, 5.50%, 8/01/21	10,025	10,034,424

		23,155,724

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities — 12.8%
California State Department of Water Resources, RB:
Series A, 5.13%, 5/01/12 (c)	$6,500	$7,261,540
Series H, Power Supply, 5.00%, 5/01/22	3,500	3,592,820

		10,854,360

Total Municipal Bonds in California		109,484,696

Puerto Rico — 17.0%

State — 17.0%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	1,035	997,036
Puerto Rico Public Buildings Authority, Refunding RB, Prerefunded, Government Facilities, C, 5.75%, 7/01/19 (a)	5	6,034
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M:
6.00%, 7/01/20	1,000	986,560
6.25%, 7/01/21	1,000	1,008,400
Puerto Rico Public Buildings Authority, Refunding RB, Unrefunded Balance, Government Facilities, C, 5.75%, 7/01/19	4,405	4,297,254
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.70%, 2/01/10 (c)	7,000	7,194,250

Total Municipal Bonds in Puerto Rico		14,489,534

U.S. Virgin Islands — 3.1%

Water & Sewer — 3.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	346,669
5.25%, 10/01/19	455	426,717
5.25%, 10/01/21	460	422,160
5.25%, 10/01/22	315	286,600
5.25%, 10/01/23	960	868,512
5.25%, 10/01/24	300	270,198

Total Municipal Bonds in the U.S. Virgin Islands		2,620,856

Multi-State — 12.8%

City/County/State — 4.0%
San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (e)	4,000	3,400,640

Housing — 8.8%
Charter Mac Equity Issuer Trust, 6.63%, 6/30/49 (d)(e)	4,000	4,000,000
MuniMae TE Bond Subsidiary LLC, 6.88%, 6/30/49 (d)(e)	5,000	3,499,050

		7,499,050

Total Municipal Bonds in Multi-State		10,899,690

Total Long-Term Investments (Cost — 144,874,273) — 161.5%		137,494,776

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (f)(g)	1,834,910	$1,834,910

Total Short-Term Securities (Cost — $1,834,910) — 2.1%		1,834,910

Total Investments (Cost — $146,709,183*) — 163.6%		139,329,686
Other Assets Less Liabilities — 1.6%		1,351,322
Preferred Shares, at Redemption Value — (65.2)%		(55,525,699)

Net Assets Applicable to Common Shares — 100.0%		$85,155,309

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,765,317

Gross unrealized appreciation	$2,144,750
Gross unrealized depreciation	(9,580,381)

Net unrealized depreciation	$(7,435,631)

(a)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	(399,035)	$938

(g)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	17

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$1,834,910
Level 2 — Long-Term Investments[1]	137,494,776
Level 3	—

Total	$139,329,686

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 142.0%

City/County/State — 38.3%
City of New York New York, GO:
Series B, 5.38%, 12/01/11 (a)	$3,475	$3,842,168
Series B, 5.38%, 12/01/20	525	535,316
Series G, 5.75%, 8/01/12 (a)	1,890	2,149,743
Series G, 5.75%, 8/01/18	3,110	3,343,747
Series M, 5.00%, 4/01/23	1,430	1,451,307
County of Nassau New York, GO, General Improvement, Series C, AGS, 5.25%, 10/01/22 (b)	2,500	2,695,500
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,411,494
Future Tax Secured, Series B, 5.00%, 5/01/18	3,000	3,137,280
New York State Dormitory Authority, RB, City University System, Consolidated 4th General, Series A, 5.13%, 7/01/11 (a)	1,800	1,948,734

		20,515,289

Corporate — 9.9%
Jefferson County Industrial Development Agency, New York, RB, Series A, Solid Waste, AMT, 5.20%, 12/01/20	2,450	2,027,228
New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.50%, 8/01/16	1,000	907,720
Port Authority of New York & New Jersey, RB, Continental, Eastern Project, LaGuardia, AMT, 9.13%, 12/01/15	2,340	2,340,749

		5,275,697

Education — 24.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25	450	301,136
New York City Industrial Development Agency, RB, YMCA of Greater NY Project, 5.25%, 8/01/21	4,000	4,033,080
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (c)(d)	525	525
New York State Dormitory Authority, RB, Insured, Brooklyn Law School, Series A (Radian), 5.50%, 7/01/18	1,000	1,012,870
Niagara County Industrial Development Agency, RB, Niagara University Project, Series A (Radian), 5.35%, 11/01/23	4,180	3,897,975
Westchester County Industrial Development Agency, New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,607,122

		12,852,708

Municipal Bonds	Par (000)	Value

New York (concluded)

Health — 16.4%
East Rochester Housing Authority, New York, RB, Refunding (GNMA), Sec, Genesee Valley Nurse, FHA, 5.20%, 12/20/24	$1,295	$1,296,411
Oneida Health Care Corp., New York, RB, Refunding, Residential Health Care Project (Radian), 5.30%, 2/01/21	4,130	3,848,375
Orange County Industrial Development Agency, New York, RB, Saint Lukes Hospital Newburgh NY Project, Series A (Radian), 5.38%, 12/01/21	3,875	3,623,009

		8,767,795

Housing — 1.9%
New York State Dormitory Authority, RB (GNMA), Willow Towers Inc. Project, 5.25%, 2/01/22	1,000	1,034,620

State — 12.7%
New York State Dormitory Authority, RB, Series B (MBIA):
2007, Mental Health, 5.50%, 8/15/11 (a)	80	87,621
2007, Mental, Series B (MBIA), 5.50%, 8/15/20 (a)	30	32,838
2008, Mental, Series A, 5.00%, 2/15/18	120	120,305
Mental Health Services, 5.50%, 8/15/11 (a)	2,510	2,749,103
Upstate Community, Series A, 5.00%, 7/01/19	2,060	2,078,149
New York State Dormitory Authority, State Supported Debt, Refunding RB (Upstate Community Colleges), Series A, 5.00%, 7/01/09 (a)	1,170	1,181,852
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	529,025

		6,778,893

Tobacco — 12.0%
Rockland Tobacco Asset Securitization Corp., RB, Asset Backed Bonds, 5.63%, 8/15/35	4,000	3,015,720
TSA South Carolina Inc, New York, RB, Tobacco Settlement Asset Backed, Series 1, 5.75%, 7/15/12 (a)	3,000	3,395,610

		6,411,330

Transportation — 22.4%
Metropolitan Transportation Authority, Refunding RB, Insured, Series A (MBIA), 5.13%, 11/15/21	5,000	5,035,850
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	2,750	2,973,575
Port Authority of New York & New Jersey, RB, Consolidated, 126th Series (MBIA), AMT, 5.00%, 11/15/18	3,885	3,949,413

		11,958,838

Utilities — 4.4%
Long Island Power Authority, RB:
CAB (FSA), 5.48%, 6/01/18	1,900	1,316,472
Series A, 5.25%, 4/01/21	1,000	1,035,430

		2,351,902

Total Municipal Bonds in New York		75,947,072

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	19

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 7.5%

Housing — 7.5%
Charter Mac Equity Issuer Trust, 6.63%, 6/30/49 (e)(f)	$4,000	$4,000,000

Puerto Rico — 11.1%

State — 4.8%
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.70%, 2/01/10 (a)	2,500	2,569,375

Tobacco — 2.6%
Children’s Trust Fund, RB, Asset Backed Bonds, 5.63%, 5/15/43	2,000	1,409,620

Utilities — 3.7%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	2,000	1,985,280

Total Municipal Bonds in Puerto Rico		5,964,275

Total Long-Term Investments ($86,657,985) — 160.6%		85,911,347

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 0.04% (g)(h)	787,676	787,676

Total Short-Term Securities (Cost — $787,676) — 1.5%		787,676

Total Investments (Cost — $87,445,661*) — 162.1%		86,699,023
Liabilities in Excess of Other Assets — (3.4)%		(1,801,186)
Preferred Shares, at Redemption Value — (58.7)%		(31,403,210)

Net Assets Applicable to Common Shares — 100.0%		$53,494,627

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$87,455,606

Gross unrealized appreciation	$2,410,220
Gross unrealized depreciation	(3,166,803)

Net unrealized depreciation	$(756,583)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	(1,898,698)	$1,301

(h)	Represents the current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Level 1 — Short-Term Securities	$787,676
Level 2 — Long-Term Investments[1]	85,911,347
Level 3	—

Total	$86,699,023

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JUNE 30, 2009

Statements of Assets and Liabilities

June 30, 2009 (Unaudited)	BlackRock Insured Municipal Term Trust Inc. (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock New York Municipal 2018 Term Trust (BLH)

Assets

Investments at value — unaffiliated[1]	$264,648,749	$340,844,770	$137,494,776	$85,911,347
Investments at value — affiliated[2]	2,101,764	3,500,811	1,834,910	787,676
Cash	47,674	3,010	16,977	41,822
Interest receivable	2,293,333	4,647,573	1,870,192	1,196,040
Investments sold receivable	—	578,000	—	—
Income affiliated	938	542	111	68
Other assets	52,003	29,509	6,019	3,656
Prepaid expenses	39,838	41,354	16,636	9,901

Total assets	269,184,299	349,645,569	141,239,621	87,950,510

Liabilities

Investments purchased payable	—	2,552,275	—	2,694,175
Dividends and distributions payable	828,573	1,240,826	463,178	287,009
Investment advisory fees payable	76,319	113,379	45,694	27,028
Officer and Trustees’ fees payable	53,858	30,694	6,838	4,285
Administration fee payable	22,038	—	—	—
Interest expense payable	—	5,169	—	—
Payable to other affiliates	—	1,746	717	435
Other accrued expenses payable	94,342	83,033	42,186	39,741

Total accrued liabilities	1,075,130	4,027,122	558,613	3,052,673

Other Liabilities

Trust certificates[3]	—	3,750,000	—	—

Total Liabilities	1,075,130	7,777,122	558,613	3,052,673

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	—	133,860,448	55,525,699	31,403,210

Net Assets Applicable to Common Shares	$268,109,169	$208,007,999	$85,155,309	$53,494,627

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[5]	$239,510,175	$225,650,999	$91,218,423	$51,484,790
Undistributed net investment income	17,439,721	15,694,345	5,398,984	4,119,432
Accumulated net realized loss	(76,306)	(13,808,568)	(4,082,601)	(1,362,957)
Net unrealized appreciation/depreciation	11,235,579	(19,528,777)	(7,379,497)	(746,638)

Net Assets Applicable to Common Shareholders	$268,109,169	$208,007,999	$85,155,309	$53,494,627

Net asset value per common share[6]	$10.36	$13.08	$13.24	$14.72

[1] Investments at cost — unaffiliated	$253,413,170	$360,373,547	$144,874,273	$86,657,985

[2] Investments at cost — affiliated	$2,101,764	$3,500,811	$1,834,910	$787,676

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding, $0.001 par value per share	—	5,354	2,221	1,256

[5] Par value per share	$0.010	$0.001	$0.001	$0.001

[6] Common Shares outstanding	25,885,639	15,908,028	6,433,028	3,633,028

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	21

Statements of Operations

Six Months Ended June 30, 2009 (Unaudited)	BlackRock Insured Municipal Term Trust Inc. (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock New York Municipal 2018 Term Trust (BLH)

Investment Income

Interest	$5,873,847	$9,602,079	$3,718,382	$2,270,144
Income — affiliated	17,621	24,598	1,283	1,512

Total income	5,891,468	9,626,677	3,719,665	2,271,656

Expenses

Investment advisory	463,999	667,898	274,173	166,125
Administrative	132,571	—	—	—
Commissions for Preferred Shares	—	103,784	42,009	24,388
Accounting services	31,428	24,210	11,852	9,687
Officer and Trustees	28,264	17,870	6,640	4,428
Professional	27,047	25,661	24,242	26,575
Printing	23,329	23,151	9,176	6,581
Transfer agent	14,727	13,878	10,926	9,725
Custodian	9,033	9,178	4,806	3,363
Registration	5,135	4,707	4,631	4,754
Miscellaneous	30,732	33,711	21,849	17,977

Total expenses excluding interest expense and fees	766,265	924,048	410,304	273,603
Interest expense and fees[1]	—	17,694	—	—

Total expenses before waiver	766,265	941,742	410,304	273,603
Less fees waived by advisor	(5,123)	(7,980)	(2,999)	(3,662)

Total expenses after fees waived	761,142	933,762	407,305	269,941

Net investment income	5,130,326	8,692,915	3,312,360	2,001,715

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from investments	(76,295)	339,219	(172,802)	36,463
Net change in unrealized appreciation/depreciation on investments	822,350	21,638,666	7,851,969	3,045,162

Total realized and unrealized gain	746,055	21,977,885	7,679,167	3,081,625

Dividends to Preferred Shareholders From

Net investment income	—	(466,067)	(198,154)	(110,695)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$5,876,381	$30,204,733	$10,793,373	$4,972,645

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JUNE 30, 2009

Statements of Changes in Net Assets

	BlackRock Insured Municipal Term Trust Inc. (BMT)		BlackRock Municipal 2018 Term Trust (BPK)

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$5,130,326	$12,126,102	$8,692,915	$17,884,242
Net realized gain (loss)	(76,295)	377,362	339,219	341,532
Net change in unrealized appreciation/depreciation	822,350	(1,304,250)	21,638,666	(53,738,867)
Dividends to Preferred Shareholders from:
Net investment income	—	(1,766,464)	(466,067)	(4,633,424)
Net realized gain	—	(67,662)	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	5,876,381	9,365,088	30,204,733	(40,146,517)

Dividends and Distributions to Common Shareholders From

Net investment income	(4,724,181)	(10,038,554)	(7,246,107)	(14,412,673)
Net realized gain	(41,210)	(275,449)	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(4,765,391)	(10,314,003)	(7,246,107)	(14,412,673)

Net Assets Applicable to Common Shares

Total increase (decrease) in net assets applicable to Common Shares	1,110,990	(948,915)	22,958,626	(54,559,190)
Beginning of period	266,998,179	267,947,094	185,049,373	239,608,563

End of period	$268,109,169	$266,998,179	$208,007,999	$185,049,373

End of period undistributed net investment income	$17,439,721	$17,033,576	$15,694,345	$14,713,604

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	23

Statements of Changes in Net Assets

	BlackRock California Municipal 2018 Term Trust (BJZ)		BlackRock New York Municipal 2018 Term Trust (BLH)

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$3,312,360	$6,729,087	$2,001,715	$3,936,643
Net realized gain (loss)	(172,802)	(406,121)	36,463	157,285
Net change in unrealized appreciation/depreciation	7,851,969	(18,265,741)	3,045,162	(8,030,460)
Dividends to Preferred Shareholders from net investment income	(198,154)	(1,870,577)	(110,695)	(1,050,987)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	10,793,373	(13,813,352)	4,972,645	(4,987,519)

Dividends to Common Shareholders From

Net investment income	(2,433,293)	(4,728,276)	(1,535,863)	(2,997,248)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shares	8,360,080	(18,541,628)	3,436,782	(7,984,767)
Beginning of period	76,795,229	95,336,857	50,057,845	58,042,612

End of period	$85,155,309	$76,795,229	$53,494,627	$50,057,845

End of period undistributed net investment income	$5,398,984	$4,718,071	$4,119,432	$3,764,275

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JUNE 30, 2009

Financial Highlights	BlackRock Insured Municipal Term Trust Inc. (BMT)

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.31	$10.35	$10.28	$10.51	$11.05	$11.40

Net investment income	0.20 [1]	0.47 [1]	0.53	0.61	0.59	0.67
Net realized and unrealized gain (loss)	0.03	(0.04)	0.04	(0.18)	(0.38)	(0.34)
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	(0.07)	(0.12)	(0.21)	(0.15)	(0.07)
Net realized gain	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net increase (decrease) from investment operations	0.23	0.36	0.45	0.22	0.06	0.26

Dividends and distributions to Common Shareholders from:
Net investment income	(0.18)	(0.39)	(0.37)	(0.45)	(0.58)	(0.58)
Net realized gain	(0.00)[2]	(0.01)	(0.01)	(0.00)[2]	(0.02)	(0.03)

Total dividends and distributions	(0.18)	(0.40)	(0.38)	(0.45)	(0.60)	(0.61)

Net asset value, end of period	$10.36	$10.31	$10.35	$10.28	$10.51	$11.05

Market price, end of period	$10.30	$10.16	$9.85	$9.77	$10.36	$11.30

Total Investment Return[3]

Based on net asset value	2.29%[4]	3.62%	4.57%	2.26%	0.37%	2.39%

Based on market price	3.20%[4]	7.30%	4.71%	(1.40)%	(3.26)%	7.92%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses[5]	0.58%[6]	0.67%	0.83%	1.06%	1.05%	1.02%

Total expenses after fees waived and before fees paid indirectly[5]	0.57%[6]	0.66%	0.83%	1.06%	1.05%	1.02%

Total expenses after fees waived and paid indirectly[5]	0.57%[6]	0.66%	0.83%	1.05%	1.04%	1.02%

Net investment income[5]	3.87%[6]	4.50%	5.13%	5.91%	5.48%	6.04%

Dividends to Preferred Shareholders	—	0.65%	1.21%	2.04%	1.35%	0.66%

Net investment income to Common Shareholders	3.87%[6]	3.85%	3.92%	3.87%	4.13%	5.38%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$268,109	$266,998	$267,947	$266,109	$272,015	$286,129

Preferred Shares outstanding at liquidation preference, end of period (000)	—	—	$65,000	$170,400	$170,400	$170,400

Portfolio turnover	2%	—	—	1%	—	1%

Asset coverage per Preferred Share, end of period	—	—	$128,071	$64,062	$64,924	$66,987

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	25

Financial Highlights	BlackRock Municipal 2018 Term Trust (BPK)

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.63	$15.06	$15.97	$15.71	$15.81	$15.53

Net investment income	0.55 [1]	1.12 [1]	1.17	1.15	1.19	1.21
Net realized and unrealized gain (loss)	1.39	(3.35)	(0.83)	0.31	(0.25)	(0.05)
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.29)	(0.32)	(0.29)	(0.20)	(0.10)

Net increase (decrease) from investment operations	1.91	(2.52)	0.02	1.17	0.74	1.06

Dividends to Common Shareholders from net investment income	(0.46)	(0.91)	(0.93)	(0.91)	(0.84)	(0.78)

Net asset value, end of period	$13.08	$11.63	$15.06	$15.97	$15.71	$15.81

Market price, end of period	$14.86	$12.97	$15.22	$17.01	$15.71	$15.16

Total Investment Return[2]

Based on net asset value	16.04%[3]	(17.96)%	(0.10)%	7.46%	4.86%	7.30%

Based on market price	18.21%[3]	(9.47)%	(5.21)%	14.46%	9.35%	11.27%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses[4]	0.95%[5]	0.94%	0.89%	0.91%	0.91%	0.91%

Total expenses after fees waived and paid indirectly[4]	0.94%[5]	0.93%	0.89%	0.91%	0.91%	0.91%

Total expenses after fees waived and before fees paid indirectly[4]	0.94%[5]	0.93%	0.89%	0.90%	0.91%	0.91%

Total expenses after fees waived and fees paid indirectly and excluding interest expense and fees[4,6]	0.92%[5]	0.91%	0.89%	0.90%	0.91%	0.91%

Net investment income[4]	8.77%[5]	8.04%	7.57%	7.27%	7.53%	7.83%

Dividends paid to Preferred Shareholders	0.47%[5]	2.10%	2.08%	1.83%	1.27%	0.64%

Net investment income to Common Shareholders	8.30%[5]	5.94%	5.49%	5.44%	6.26%	7.19%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$208,008	$185,049	$239,609	$254,117	$249,890	$251,560

Preferred Shares outstanding at liquidation preference, end of period (000)	$133,850	$133,850	$137,600	$137,600	$137,600	$137,600

Portfolio turnover	2%	4%	7%	7%	15%	31%

Asset coverage per Preferred Share, end of period	$63,853	$59,571	$68,548	$71,179	$70,407	$70,736

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JUNE 30, 2009

Financial Highlights	BlackRock California Municipal 2018 Term Trust (BJZ)

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.94	$14.82	$15.26	$15.21	$15.17	$14.77

Net investment income	0.51 [1]	1.05 [1]	1.04	1.02	0.97	1.00
Net realized and unrealized gain (loss)	1.20	(2.90)	(0.44)	0.03	(0.01)	0.21
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.29)	(0.29)	(0.26)	(0.18)	(0.08)

Net increase (decrease) from investment operations	1.68	(2.14)	0.31	0.79	0.78	1.13

Dividends to Common Shareholders from net investment income	(0.38)	(0.74)	(0.75)	(0.74)	(0.74)	(0.73)

Net asset value, end of period	$13.24	$11.94	$14.82	$15.26	$15.21	$15.17

Market price, end of period	$14.40	$11.60	$15.40	$15.94	$15.19	$13.89

Total Investment Return[2]

Based on net asset value	13.91%[3]	(15.18)%	1.95%	5.19%	5.30%	8.20%

Based on market price	27.52%[3]	(20.70)%	1.42%	10.03%	14.85%	9.04%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses[4]	1.00%[5]	0.97%	0.97%	0.99%	1.01%	1.02%

Total expenses after fees waived and before fees paid indirectly[4]	0.99%[5]	0.96%	0.94%	0.99%	1.01%	1.02%

Total expenses after fees waived and fees paid indirectly[4]	0.99%[5]	0.96%	0.94%	0.97%	0.99%	1.01%

Net investment income[4]	8.05%[5]	7.43%	7.05%	6.69%	6.39%	6.77%

Dividends to Preferred Shareholders	0.48%[5]	2.07%	1.96%	1.73%	1.17%	0.56%

Net investment income to Common Shareholders	7.57%[5]	5.36%	5.09%	4.96%	5.22%	6.21%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$85,155	$76,795	$95,336	$98,165	$97,824	$97,590

Preferred Shares outstanding at liquidation preference, end of period (000)	$55,525	$55,525	$55,525	$55,525	$55,525	$55,525

Portfolio turnover	1%	1%	7%	—	9%	9%

Asset coverage per Preferred Share, end of period	$63,341	$59,580	$67,935	$69,214	$69,056	$68,945

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2009	27

Financial Highlights	BlackRock New York Municipal 2018 Term Trust (BLH)

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.78	$15.98	$16.33	$16.11	$15.77	$15.53

Net investment income	0.55 [1]	1.08 [1]	1.18	1.11	1.08	1.07
Net realized and unrealized gain (loss)	0.84	(2.16)	(0.45)	0.11	0.17	—
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.29)	(0.28)	(0.26)	(0.17)	(0.09)

Net increase (decrease) from investment operations	1.36	(1.37)	0.45	0.96	1.08	0.98

Dividends to Common Shareholders from net investment income	(0.42)	(0.83)	(0.80)	(0.74)	(0.74)	(0.74)

Net asset value, end of period	$14.72	$13.78	$15.98	$16.33	$16.11	$15.77

Market price, end of period	$15.80	$13.97	$16.18	$15.62	$15.15	$14.82

Total Investment Return[2]

Based on net asset value	9.77%[3]	(9.12)%	2.89%	6.26%	7.21%	6.71%

Based on market price	16.22%[3]	(9.00)%	8.92%	8.08%	7.28%	5.94%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses[4]	1.05%[5]	1.05%	1.02%	1.07%	1.08%	1.12%

Total expenses after fees waived and before fees paid indirectly[4]	1.04%[5]	1.02%	1.02%	1.07%	1.08%	1.12%

Total expenses after fees waived and fees paid indirectly[4]	1.04%[5]	1.02%	1.01%	1.04%	1.06%	1.11%

Net investment income[4]	7.69%[5]	7.06%	7.34%	6.84%	6.73%	6.91%

Dividends to Preferred Shareholders	0.42%[5]	1.88%	1.72%	1.58%	1.06%	0.57%

Net investment income to Common Shareholders	7.27%[5]	5.18%	5.62%	5.26%	5.67%	6.34%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$53,495	$50,058	$58,043	$59,313	$58,525	$57,303

Preferred Shares outstanding at liquidation preference, end of period (000)	$31,400	$31,400	$31,400	$31,400	$31,400	$31,400

Portfolio turnover	3%	6%	6%	6%	12%	—

Asset coverage per Preferred Share, end of period	$67,594	$64,857	$71,230	$72,237	$71,603	$70,626

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), is organized as a Maryland corporation. BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Municipal 2018 Term Trust (“Municipal 2018”), and BlackRock New York Municipal 2018 Term Trust (“New York 2018”) are organized as Delaware statutory trusts. Insured Municipal and Municipal 2018 are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified closed-end management investment companies. California 2018 and New York 2018 are registered as non-diversified closed-end management investment companies under the 1940 Act. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Insured Municipal and the 2018 Trusts are referred herein collectively as the “Trusts” or individually as a “Trust.” The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued by utilizing quotes received daily by each Trust’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: Municipal 2018 leverages its assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trust. The TOB may also be terminated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to each Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	JUNE 30, 2009	29

Notes to Financial Statements (continued)

Interest income from the underlying securities is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the interest rate for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Interest Rate for Trust Certificates

Municipal 2018	$5,291,350	$3,750,000	0.83%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset values per share.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions of holders of Preferred Stock are accrued and determined as described in Note 4.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Trusts’ US federal tax returns remains open for the four years ended December 31, 2008. The statues of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match their deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust or its classes are charged to that Trust or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

30	SEMI-ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee at an annual rate of 0.35% for Insured Municipal, and 0.40% for the 2018 Trusts of the applicable Trust’s average weekly value of each Trust’s net assets. Average weekly net assets is the average weekly value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to the 2018 Trusts, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trusts to the Manager.

The administration fee paid to the Manager by Insured Municipal is computed weekly and payable monthly based on an annual rate of 0.10% of the Trust’s average weekly net assets.

For the six months ended June 30, 2009, all of the Trusts except Insured Municipal reimbursed the Manager for certain accounting services in the following amounts, which are included in accounting services in the Statements of Operations:

Reimbursement to Manager

Municipal 2018	$3,752
California 2018	$1,478
New York Municipal 2018	$936

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were as follows:

	Purchases	Sales

Insured Municipal	$6,323,988	$6,046,525
Municipal 2018	$22,314,407	$6,002,469
California 2018	$2,686,391	$1,536,538
New York Municipal 2018	$7,726,871	$2,467,700

4. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	JUNE 30, 2009	31

Notes to Financial Statements (continued)

5. Capital Share Transactions:

Common Shares

There are 200 million of $0.01 par value common shares authorized for Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of Preferred Shares.

During the six months ended June 30, 2009 and the year ended December 31, 2008 the shares issued and outstanding remained constant.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at its liquidation preference per share plus any accumulated or unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trusts, as set forth in the Trusts’ Articles Supplementary (“Governing Instrument”), are not satisfied.

From time to time in the future, the Trusts that have issued Preferred Shares may effect repurchases of such shares at prices below their liquidation preferences as agreed upon by the Trusts and seller. The Trusts also may redeem such shares from time to time as provided in the applicable Governing Instrument. The Trusts intend to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares (b) change the Trust’s sub classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effective yields and reset frequency at June 30, 2009:

	Series	Shares	Yields

Municipal 2018	R7	2,677	0.52%
	W7	2,677	0.52%

California 2018	M7	2,221	0.46%

New York 2018	T7	1,256	0.53%

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended June 30, 2009 were as follows:

	Series	Low	High	Average

Municipal 2018	R7	0.44%	1.28%	0.71%
	W7	0.44%	1.28%	0.70%

California 2018	M7	0.46%	1.72%	0.71%

New York 2018	T7	0.46%	1.43%	0.72%

Since February 13, 2008, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.44% to 1.72% for the six months ended June 30, 2009. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

32	SEMI-ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (concluded)

On June 2, 2008 and October 28, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares to be Redeemed	Aggregate Price

Insured Municipal	M7	6/24/08	600	$15,000,000
	M7	11/18/08	2,000	$50,000,000

Municipal 2018	W7	6/26/08	75	$1,875,000
	R7	6/27/08	75	$1,875,000

Municipal 2020	M7	6/24/08	50	$1,250,000
	W7	6/26/08	50	$1,250,000
	F7	6/30/08	50	$1,250,000

Insured Municipal had sufficient short-term securities to satisfy the redemptions. Other Trusts financed the Preferred Shares redemptions with cash received from TOBs.

Preferred Shares issued and outstanding for the six months ended June 30, 2009 and the year ended December 31, 2007, remained constant.

6. Capital Loss Carryforwards:

As of December 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expirations dates:

Expires December 31,	Municipal 2018	California 2018	New York 2018

2010	—	$933,303	$26,392
2011	—	—	431,368
2012	$6,240,216	1,482,072	590,480
2013	—	530,943	—
2014	6,932,944	—	—
2015	889,102	470,704	333,477

Total	$14,062,262	$3,417,022	$1,381,717

7. Subsequent Events:

The Trusts paid a net investment income dividend in the following amounts per share on August 3, 2009 to Shareholders of record on July 15, 2009:

Common Dividend Per Share

Insured Municipal	$0.030417
Municipal 2018	$0.078000
California 2018	$0.072000
New York 2018	$0.079000

The dividends declared on Preferred Shares for the period July 1, 2009 to July 31, 2009 for the Trusts were as follows:

	Series	Dividends Declared

Municipal 2018	R7	$28,070
	W7	$28,263

California 2018	M7	$13,323

New York 2018	T7	$22,819

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through August 25, 2009, the date the financial statements were issued.

SEMI-ANNUAL REPORT	JUNE 30, 2009	33

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Trustees (each, a “Board,” and the members of which are referred to as “Board Members”) of BlackRock New York Municipal 2018 Term Trust (“BLH”), BlackRock California Municipal 2018 Term Trust (“BJZ”), BlackRock Insured Municipal Term Trust, Inc. (“BMT”) and BlackRock Municipal 2018 Term Trust (“BPK,” and, together with BLH, BJZ and BMT, each a “Fund” and, collectively, the “Funds”) met on April 14, 2009 and May 28 – 29, 2009 to consider the approval of the each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements of BLH, BJZ and BPK (each, a “Sub-Advisory Agreement”) between the respective Fund, the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Boards

The Board of each Fund consists of twelve individuals, ten of whom are not “interested persons” of such Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Boards is an Independent Board Member. The Boards have established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and the Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by an Independent Board Member. In addition, the Boards have established an Ad Hoc Committee on Auction Market Preferred Shares.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Funds by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, each Board, acting directly and through its committees, consider at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the respective Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory and, for BMT, administration, and other amounts paid to BlackRock and its affiliates by each Fund for services such as call center and fund accounting; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 14, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 28 – 29, 2009 Board meeting.

34	SEMI-ANNUAL REPORT	JUNE 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on May 28 – 29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each respective Fund and the Sub-Advisory Agreements between each respective Fund, the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with each Fund; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process, such as services related to the valuation and pricing of each Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Boards compared each Fund’s performance to the performance of a comparable group of closed-end funds, and the performance of at least one relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including: (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) assisting with daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 14, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in each Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of each Fund throughout the year.

The Boards of BLH, BMT and BPK noted that in general BLH, BMT and BPK performed better than their respective Peers in that the each Fund’s performance was at or above the median of its respective Lipper performance universe composite in each of the one-, three- and five-year periods reported.

SEMI-ANNUAL REPORT	JUNE 30, 2009	35

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of BJZ noted that in general BJZ performed better than its Peers in that BJZ’s performance was at or above the median of its Lipper performance universe composite in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Boards, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category. They also compared each Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Boards reviewed BlackRock’s profitability with respect to each Fund and each fund the Boards currently oversee for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin compared to the operating margin for leading investment management firms whose operations include advising closed-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that each Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by each Fund’s Peers.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of each Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is managed independently consistent with its own investment objectives. The Boards noted that only one closed-end fund in the Fund Complex has breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex level breakpoint structure.

E. Other Factors: The Boards also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

36	SEMI-ANNUAL REPORT	JUNE 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Boards, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between each respective Fund, the Manager and Sub-Advisor for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	JUNE 30, 2009	37

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the
Audit Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee and Member of the Audit Committee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trust
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor[1]
BlackRock Financial Management, Inc.
New York, NY 10022

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Common Shares
Computershare Trust Companies N.A.
Canton, MA 02021

Transfer Agent
Preferred Shares
For the 2018 Trusts
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For all Funds except BlackRock Insured Municipal Term 2010

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Trusts retired. The Trusts’ Board of Trustees wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Trusts, and Brendan Kyne became Vice President of the Trusts.

38	SEMI-ANNUAL REPORT	JUNE 30, 2009

Additional Information

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	JUNE 30, 2009	39

Additional Information (continued)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percentage of Fiscal Year-to-Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Insured Municipal	$0.18250	$0.00159	—	$0.18409	99%	1%	0%	100%

40	SEMI-ANNUAL REPORT	JUNE 30, 2009

Additional Information (continued)

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	JUNE 30, 2009	41

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	SEMI-ANNUAL REPORT	JUNE 30, 2009

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

#CEF-BK4-0609

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust, Inc.

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: August 21, 2009